UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)     (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2014

Security Description	Shares	Value
Common Stock (99.99%)

Basic Materials (1.59%)
Chemicals (0.76%)
Kingboard Chemical Holdings Lt	7,000	13,918
Sinopec Shanghai Petrochemical Co. Ltd.	186,000	61,319
		75,237

Forest Products & Paper (0.09%)
Lee & Man Paper Manufacturing Ltd	18,000	9,133

Iron/Steel (0.11%)
Angang Steel Co Ltd	18,000	11,358

Mining (0.63%)
China Shenhua Energy Co Ltd	12,500	34,851
Zijin Mining Group Co Ltd	116,000	28,233
		63,084

Total Basic Materials		158,812

Communications (8.61%)
Telecommunications (8.61%)
China Mobile Ltd	41,900	484,272
Chunghwa Telecom Co Ltd	100,000	301,397
PCCW Limited	118,000	74,156
Total Communications		859,825

Consumer, Cyclical (8.04%)
Auto Manufacturers (0.56%)
Great Wall Motor Co Ltd	14,500	56,299

Home Furnishings (2.97%)
Haier Electronics Group Co Ltd	113,000	296,132

Lodging (4.16%)
Formosa International Hotels Corp	9,680	102,765
Galaxy Entertainment Group Ltd	9,000	52,271
Sands China Ltd.	50,000	260,776
		415,812

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2014 (continued)

Retail (0.35%)
Intime Retail Group Co Ltd	41,000	34,847

Total Consumer, Cyclical		803,090

Consumer, Non-Cyclical (7.30%)
Food (4.37%)
China Mengniu Dairy Co Ltd	22,000	90,660
Uni-President Enterprises Corp	55,169	95,741
Want Want China Holdings Ltd	200,000	249,314
		435,715

Pharmaceuticals (2.93%)
Sihaun Pharmaceutical Holdings Group Ltd	284,000	212,855
Sinopharm Group Co Ltd	13,500	49,373
TTY Biopharm Co Ltd	13,944	30,706
		292,934

Total Consumer, Non-Cyclical		728,649

Energy (2.54%)
Oil & Gas (2.54%)
China Petroleum & Chemical Corp	78,000	68,304
CNOOC Ltd	56,000	96,058
PetroChina Co., LTD	70,000	89,694
Total Energy		254,056

Financial (36.21%)
Banks (19.36%)
Bank of China Ltd	1,009,000	452,180
BOC Hong Kong Holdings Ltd	70,000	223,108
China CITIC Bank	135,000	81,884
China Construction Bank Corp	639,000	447,653
China Minsheng Banking Corp	33,000	30,173
Chongqing Rural Commercial Bnk	223,000	101,086
Hang Seng Bank Ltd	10,000	160,586
Indust and Comm Bank of China	700,000	436,300
		1,932,970

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2014 (continued)

Diversified Financial Services (4.45%)
China Everbright Ltd	20,000	37,500
Fubon Financial Holding Co Ltd	167,713	257,426
Hong Kong Exchanges & Clearing	6,700	144,176
Mega Financial Holding Co Ltd	6,477	5,311
		444,413

Insurance (4.59%)
AIA Group Ltd	50,000	258,522
China Taiping Insurance Hldg*	68,400	148,334
PICC Property & Casualty Co Lt	28,860	51,140
		457,996

Real Estate (7.81%)
Cheung Kong Holdings Ltd	13,000	214,119
Hysan Development Co Ltd	40,000	184,925
The Link REIT	25,500	146,952
New World Development Co Ltd	30,666	35,700
Sun Hung Kai Properties Ltd	14,000	198,498
		780,194

Total Financial		3,615,573

Industrial (9.94%)
Building Materials (0.17%)
BBMG Corp	14,500	10,046
China National Building Material Co Ltd	8,000	7,253
		17,299

Electrical Components & Equipment (0.31%)
Tianneng Power International Ltd	90,000	30,482

Electronics (0.61%)
Hon Hai Precision Industry Co Ltd	19,265	60,787

Engineering & Construction (3.63%)
China State Construction International Holdings Ltd	244,000	362,608

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2014 (continued)

Environmental Control (4.68%)
China Everbright International Ltd	353,200	467,579

Miscellaneous Manufacturing (0.47%)
Fosun International Ltd	39,000	46,808

Transportation (0.07%)
Kerry Logistics Network Ltd	4,500	7,012

Total Industrial		992,575

Technology (18.70%)
Computers (3.31%)
Asustek Computer Inc	20,000	190,633
Lenovo Group Ltd	94,000	139,935
		330,568

Semiconductors (9.80%)
Chipbond Technology Corp	116,000	212,365
Media Tek Inc.	25,000	370,173
Taiwan Semiconductor Manufacturing Co Ltd	100,284	395,533
		978,071
Software (5.59%)
Tencent Holdings Ltd	37,500	557,769

Total Technology		1,866,408

Utilities (7.06%)
Electric (5.12%)
China Resources Power Holding Co. Ltd.	94,000	253,603
HK Electric Investments & HK Electric Investments Ltd	4,375	2,879
Huaneng Power InternationalInc	92,000	100,467
Power Assets Holdings Ltd	17,500	154,711
		511,660

Energy-Alternate Sources (1.15%)
China Longyuan Power Group Crp	52,000	50,826
GCL-Poly Energy Holdings Ltd*	156,000	57,255
Shougang Fushan Resources Group Ltd	28,000	6,274
		114,355

Gas (0.79%)
Hong Kong and China Gas Co Ltd	36,300	78,721

Total Utilities		704,736

Total Common Stock (Cost $8,068,322)		9,983,724

Rights/Warrants (0.02%)
Sun Hung Kai Properties Ltd Warrants	1,166	1,949
Total Rights/Warrants (Cost $240)		1,949

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2014 (continued)

Total Investments (Cost $8,068,562) (a) (100.01%)	9,985,673
Liabilities in Excess of Other Assets (-0.01%)	(717)
Net Assets (100.00%)	9,984,956

*	Non-income producing security
(a)	Aggregate cost for federal income tax purpose is $8,642,464

At September 30, 2014, unrealized apprecation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,119,217
Unrealized depreciation	(1,776,008)
Net unrealized appreciation	$1,343,209

Fair Value Measurements -
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2014 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$9,983,724	$-	$-	$9,983,724
Rights and warrants	1,949	-	-	$1,949
Short term securities	-	-	-	$-
Total investments in securities	$9,985,673	$-	$-	$9,985,673

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)
It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.  There were no transfers in or out of Level 1, Level 2, and Level 3 as of September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 24, 2014

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: November 24, 2014